Financial Instruments - Carrying Value and Fair Value of Financial Instruments by Class (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 99,829	$ 69,803	$ 41,854	$ 32,448
Investment in fixed deposits	21,548	24,673
Investments in marketable securities and mutual funds	99,954	87,652
Investment in FMPs		96
Trade receivables	71,388	60,423
Unbilled revenue	61,721	48,915
Funds held for clients	10,066	9,135
Prepayments and other assets	4,410	4,262
Other non-current assets	10,243	10,791
Derivative assets	14,983	41,982
Total carrying value	394,142	357,732
Trade payables	19,703	14,239
Long term debt (includes current portion)	89,900	118,000
Other employee obligations	59,346	46,701
Provision and accrued expenses	28,826	27,217
Other liabilities	13,835	20,764
Derivative liabilities	8,755	4,783
Total carrying value	220,365	231,704
Financial liabilities at FVTPL [member]
Disclosure of detailed information about financial instruments [line items]
Other liabilities	11,388	19,678
Derivative liabilities	946	26
Total carrying value	12,334	19,704
Derivative designated as cash flow hedges (carried at fair value) [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	7,809	4,757
Total carrying value	7,809	4,757
Financial liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Trade payables	19,703	14,239
Long term debt (includes current portion)	89,900	118,000
Other employee obligations	59,346	46,701
Provision and accrued expenses	28,826	27,217
Other liabilities	2,447	1,086
Total carrying value	200,222	207,243
Financial liabilities at fair value, class [member]
Disclosure of detailed information about financial instruments [line items]
Trade payables	19,703	14,239
Long term debt (includes current portion)	89,900	118,000
Other employee obligations	59,346	46,701
Provision and accrued expenses	28,826	27,217
Other liabilities	13,835	20,764
Derivative liabilities	8,755	4,783
Total carrying value	220,365	231,704
Loans and receivables [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	99,829	69,803
Investment in fixed deposits	21,548	24,673
Trade receivables	71,388	60,423
Unbilled revenue	61,721	48,915
Funds held for clients	10,066	9,135
Prepayments and other assets	4,410	4,262
Other non-current assets	10,243	10,791
Total carrying value	279,205	228,002
Financial assets at FVTPL [member]
Disclosure of detailed information about financial instruments [line items]
Investment in FMPs		96
Derivative assets	2,212	5,041
Total carrying value	2,212	5,137
Derivative designated as cash flow hedges (carried at fair value) [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	12,771	36,941
Total carrying value	12,771	36,941
Available for sale [member]
Disclosure of detailed information about financial instruments [line items]
Investments in marketable securities and mutual funds	99,954	87,652
Total carrying value	99,954	87,652
Financial assets at fair value, class [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	99,829	69,803
Investment in fixed deposits	21,548	24,673
Investments in marketable securities and mutual funds	99,954	87,652
Investment in FMPs		96
Trade receivables	71,388	60,423
Unbilled revenue	61,721	48,915
Funds held for clients	10,066	9,135
Prepayments and other assets	4,410	4,262
Other non-current assets	10,243	10,791
Derivative assets	14,983	41,982
Total carrying value	$ 394,142	$ 357,732